Segment and Geographic Information - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Capital expenditures incurred but not yet paid	$ 422.2	$ 449.3	$ 591.3
Operating Segments | North America Fiber Cement
Segment Reporting Information [Line Items]
Capital expenditures incurred but not yet paid	287.2	298.1	392.0
Operating Segments | Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Capital expenditures incurred but not yet paid	53.1	47.8	136.2
Operating Segments | Europe Building Products
Segment Reporting Information [Line Items]
Capital expenditures incurred but not yet paid	74.3	89.7	57.8
General Corporate and R&D
Segment Reporting Information [Line Items]
Capital expenditures incurred but not yet paid	$ 7.6	$ 13.7	$ 5.3